Commitments and Contingencies	12 Months Ended
Dec. 31, 2019
Commitments and Contingencies [Abstract]
Commitments and Contingencies
10.	Commitments and Contingencies:

Contingencies

Various claims, lawsuits, and complaints, including those involving government regulations and product liability, arise in the ordinary course of the shipping business. In addition, losses may arise from disputes with charterers, agents, insurance and other claims with suppliers relating to the operations of the Company’s vessels. Currently, management is not aware of any such claims or contingent liabilities, which should be disclosed, or for which a provision should be established in the accompanying consolidated financial statements.

The Company accrues for the cost of environmental liabilities when management becomes aware that a liability is probable and is able to reasonably estimate the probable exposure. Currently, management is not aware of any such claims or contingent liabilities that should be disclosed, or for which a provision should be established in the accompanying consolidated financial statements. The Company is covered for liabilities associated with the individual vessels’ actions to the maximum limits as provided by Protection and Indemnity (P&I) Clubs, members of the International Group of P&I Clubs.

Commitments

The Company operates certain of its vessels under lease agreements. Time charters typically may provide for charterers’ options to extend the lease terms and termination clauses. The Company’s time charters range from 1 to 60 months and extension periods vary from 11 to 27 months. In addition, the time charters contain termination clauses which protect either the Company or the charterers from material adverse events. Variable lease payments in the Company’s time charters vary based on changes on freight market index. The Company has the option to convert some of these variable lease payments to fixed based on the prevailing Capesize forward freight agreement rates.

The following table sets forth the Company’s future minimum contractual charter revenue based on vessels committed to non-cancelable time charter contracts as at December 31, 2019 (these amounts do not include any assumed off-hire):

Twelve month periods ending December 31,	Amount
2020	45,736
2021	44,234
2022	29,475
2023	5,035
Total	124,480

In April 2018, the Company moved into its new office spaces under a five-year lease term, with a Company’s option to extend the lease term for another five year term. The monthly rent is Euro 13,000 (or $15 based on the Euro/U.S. dollar exchange rate of €1.0000:$1.1234 as of December 31, 2019), which is adjusted annually by one percent for inflation. The first year’s rent payments had been prepaid as of December 31, 2018. The second year’s rent payments were prepaid in April 2019. Under ASC 842, the lease is classified as an operating lease and a lease liability and right-of-use asset based on the present value of future minimum lease payments have been recognized on the balance sheet. The monthly rent expense is recorded in general and administration expenses.

The following table sets forth the Company’s undiscounted office rental obligations as at December 31, 2019:

Twelve month periods ending December 31,	Amount
2020	127
2021	180
2022	182
2023	53
Total	542
Less: imputed interest	116
Present value of lease liabilities	426

Lease liabilities, current	108
Lease liabilities, non-current	318
Present value of lease liabilities	426